EXHIBIT 99.13

Clayton Valuations Summary

Client Name:	Verus
Client Project Name:	Verus 2021-R1
Start - End Dates:	4/2017 - 9/2018
Deal Loan Count:	2

Valuations Summary

Loans in Report:	2

				Origination Values								Desk Review
Loan Number	Original Balance	Sales Price	Value For LTV	Appraised Date	Appraised Value	Appraisal Form	Review Date	Review Value	Variance Amount	Variance (%)	Review Type	Valuation Source	Report Date	Value	Variance Amount	Variance (%)
1705002184	xxxxxx	xxxxxx	xxxxxx	02/27/2017	xxxxxx	1004 SFR (Mar 05)		xxxxxx	xxxxxx	3.23%	Full Appraisal	Clear Capital	03/07/2017	xxxxxx	$0.00	0.00%
708328	xxxxxx	xxxxxx	xxxxxx	06/27/2018	xxxxxx	1073 Condo (Mar 05)		$0.00	$0.00	0.00%		ProTek	06/27/2018	xxxxxx	$0.00	0.00%